Cover	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2022
Entity File Number	333-146404
Entity Registrant Name	CANNABIS GLOBAL, INC.
Entity Central Index Key	0001413488
Entity Tax Identification Number	99-0539775
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 S. Grand Avenue
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(310)
Local Phone Number	986-4929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	CBGL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true